MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2023 (Unaudited)

COMMON STOCKS - 94.4%	Shares	Value
Communications - 8.6%
Entertainment Content - 1.0%
Walt Disney Company (The) (a)	12,150	$ 1,068,714

Internet Media & Services - 7.6%
Alphabet, Inc. - Class A (a)	29,900	3,673,813
Alphabet, Inc. - Class C (a)	34,830	4,296,977
		7,970,790
Consumer Discretionary - 16.3%
E-Commerce Discretionary - 4.8%
Amazon.com, Inc. (a)	41,435	4,996,232

Home Construction - 1.6%
Lennar Corporation - Class A	16,000	1,713,920

Leisure Products - 0.8%
Malibu Boats, Inc. - Class A (a)	14,850	778,883

Retail - Discretionary - 9.1%
Lowe's Companies, Inc.	41,630	8,373,042
Williams-Sonoma, Inc.	10,730	1,217,962
		9,591,004
Energy - 2.5%
Oil & Gas Producers - 2.5%
Shell plc - ADR	47,850	2,679,600

Financials - 13.7%
Asset Management - 4.8%
BlackRock, Inc.	2,925	1,923,334
Blackstone, Inc.	12,200	1,044,808
Charles Schwab Corporation (The)	40,000	2,107,600
		5,075,742
Banking - 0.9%
Citigroup, Inc.	20,000	886,400

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.4% (Continued)	Shares	Value
Financials - 13.7% (Continued)
Insurance - 8.0%
Berkshire Hathaway, Inc. - Class B (a)	26,050	$ 8,364,134

Health Care - 10.4%
Biotech & Pharma - 7.6%
Bristol-Myers Squibb Company	18,130	1,168,297
Novartis AG - ADR	20,420	1,965,425
Vertex Pharmaceuticals, Inc. (a)	14,800	4,788,836
		7,922,558
Health Care Facilities & Services - 2.8%
CVS Health Corporation	44,000	2,993,320

Industrials - 8.9%
Electrical Equipment - 1.6%
Johnson Controls International plc	27,275	1,628,317

Industrial Support Services - 5.4%
United Rentals, Inc.	17,050	5,691,120

Machinery - 1.9%
Deere & Company	5,800	2,006,684

MEEHAN FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.4% (Continued)	Shares	Value
Technology - 34.0%
Semiconductors - 9.3%
Applied Materials, Inc.	35,365	$ 4,714,155
Broadcom, Inc.	6,245	5,045,710
		9,759,865
Software - 11.6%
Microsoft Corporation	37,035	12,161,923

Technology Hardware - 10.8%
Apple, Inc.	63,695	11,289,939

Technology Services - 2.3%
Visa, Inc. - Class A	11,000	2,431,330

Total Common Stocks (Cost $37,462,781)		$ 99,010,475

MONEY MARKET FUNDS - 5.6%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 5.04% (b) (Cost $5,888,728)	5,888,728	$ 5,888,728

Investments at Value - 100.0% (Cost $43,351,509)		$ 104,899,203

Other Assets in Excess of Liabilities - 0.0% (c)		15,735

Net Assets - 100.0%		$ 104,914,938

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2023.
(c)	Percentage rounds to less than 0.1%.